Organization, Consolidation and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Principal Activities
Schedules of financial position, financial performance, and cash flows of the VIEs

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	43,690	23,931	3,293
Restricted cash	1,271	914	126
Accounts receivable	475,992	443,105	60,973
Prepayments and other current assets	66,777	95,226	13,104
Amounts due from related party	253	—	—
Total current assets	587,983	563,176	77,496
Non-current assets:
Property and equipment, net	14,517	11,779	1,621
Intangible assets, net	82,818	69,248	9,529
Operating lease right-of-use assets, net	6,217	8,048	1,107
Goodwill	65,481	65,481	9,010
Deferred tax assets	21,974	24,607	3,386
Other non-current assets	141,383	138,209	19,018
Total non-current assets	332,390	317,372	43,671
Total assets	920,373	880,548	121,167
LIABILITIES:
Current liabilities:
Accounts payable	247,188	247,811	34,100
Accrued expenses and other current liabilities	58,345	11,356	1,563
Short-term debt	92,653	94,195	12,962
Short-term lease liabilities	3,906	3,942	542
Inter-group balance due to Parent and WFOE	44,054	60,333	8,302
Amounts due to related party	—	2,430	334
Total current liabilities	446,146	420,067	57,803
Non-current liabilities:
Deferred tax liabilities	4,689	2,467	339
Long-term debt	7,533	6,147	846
Long-term lease liabilities	1,434	3,433	472
Other non-current liabilities	54,484	72,297	9,948
Total non-current liabilities	68,140	84,344	11,605
Total liabilities	514,286	504,411	69,408

	Six Months Ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Revenue	1,724,336	1,561,087	214,813
Net income/(loss)	5,027	(37,556)	(5,168)

	Six Months Ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Net cash used in operating activities	(30,836)	(30,556)	(4,205)
Net cash (used in)/provided by investing activities	(6,036)	26,523	3,650
Net cash provided by/(used in) financing activities	30,280	(16,082)	(2,213)
Effect of exchange rate changes on cash	218	—	—
Net decrease in cash	(6,374)	(20,115)	(2,768)